Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Mar. 31, 2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration	Dec. 31, 2020
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 39,086,000
Federal [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward	18,000
Tax Credit Carryforward, Expiration Date	Dec. 31, 2026
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	35,759,000
California [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward	$ 64,000